INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	The Company’s inventories were as follows:-
	As of December 31,
	2022	2021
	$’000	$’000

Finished goods	32,927	34,382
Written down	(1,485)	(1,508)

	31,442	32,874